Income Taxes - Significant Components of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 260,015	$ 252,858
Deferred stock-based expense	89,532	96,753
Tax credits	211,997	152,715
Deferred rent expense	49,790	58,849
Accrued liabilities	122,950	92,506
Deferred revenue	14,261	15,664
Basis difference on strategic and other investments	26,202	24,637
Financing obligation	127,198	84,095
Deferred cost sharing adjustment	30,351	0
Other	22,845	20,017
Total deferred tax assets	955,141	798,094
Less valuation allowance	(439,971)	(293,097)
Deferred tax assets, net of valuation allowance	515,170	504,997
Deferred tax liabilities:
Deferred commissions	(121,071)	(107,197)
Purchased intangibles	(160,200)	(213,920)
Unrealized gains on investments	(2,858)	(1,793)
Depreciation and amortization	(224,435)	(171,908)
Other	(2,207)	(3,157)
Total deferred tax liabilities	(510,771)	(497,975)
Net deferred tax assets	$ 4,399	$ 7,022